Consolidated Statement of Stockholders' Equity (USD $) In Millions, unless otherwise specified	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Treasury Stock [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]
Stockholders' equity, beginning of period at Dec. 31, 2010		$ 2	$ 10,481	$ (6,091)	$ 10,160	$ 750
Common stock, beginning of year at Dec. 31, 2010		1,298
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Common stock issued		0
Common stock repurchased/forfeited		0
Common stock and stock-based awards issued and assumed			130
Stock-based compensation			458
Stock-based awards tax benefit			44
Non-controlling interests			32
Common stock repurchase				(1,064)
Net income	3,229				3,229
Change in unrealized gains on investments	57					57
Change in unrealized gains (losses) on cash flow hedges	58					58
Foreign currency translation adjustment	(280)					(280)
Tax benefit (provision) on above items						(36)
Common stock issued		22
Common stock repurchased/forfeited		(34)
Stockholders' equity, end of period at Dec. 31, 2011	17,930	2	11,145	(7,155)	13,389	549
Common stock, end of period at Dec. 31, 2011		1,286
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Common stock issued		0
Common stock repurchased/forfeited		0
Common stock and stock-based awards issued and assumed			312
Stock-based compensation			488
Stock-based awards tax benefit			117
Non-controlling interests			0
Common stock repurchase				(898)
Net income	2,609				2,609
Change in unrealized gains on investments	99					99
Change in unrealized gains (losses) on cash flow hedges	(127)					(127)
Foreign currency translation adjustment	337					335
Tax benefit (provision) on above items						0
Common stock issued		30
Common stock repurchased/forfeited		(22)
Stockholders' equity, end of period at Dec. 31, 2012	20,865	2	12,062	(8,053)	15,998	856
Common stock, end of period at Dec. 31, 2012	1,294	1,294
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Common stock issued		0
Common stock repurchased/forfeited		0
Common stock and stock-based awards issued and assumed			173
Stock-based compensation			572
Stock-based awards tax benefit			224
Non-controlling interests			0
Common stock repurchase				(1,343)
Net income	2,856				2,856
Change in unrealized gains on investments	234					234
Change in unrealized gains (losses) on cash flow hedges	(51)					(51)
Foreign currency translation adjustment	208					208
Tax benefit (provision) on above items						(91)
Common stock issued		25
Common stock repurchased/forfeited		(25)
Stockholders' equity, end of period at Dec. 31, 2013	$ 23,647	$ 2	$ 13,031	$ (9,396)	$ 18,854	$ 1,156
Common stock, end of period at Dec. 31, 2013	1,294	1,294